Other expenses and income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Other expenses and income
Derivative (gains)/losses	R (2,364)	R (3,287)	R 18,325
Translation losses/(gains)	839	(2,728)	(693)
Trade and other receivables	485	(1,436)	(456)
Trade and other payables	241	171	(147)
Foreign currency loans	263	161	785
Other	(150)	(1,624)	(875)
Exploration expenditure and feasibility costs	422	751	366
Professional fees	2,076	2,455	1,916
Expected credit losses raised/(reversed)	189	234	(39)
Research and development expenditure expensed	R 1,513	R 1,388	R 1,160